Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000240872 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000240872 | US Government Agency Discount Notes
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000161175 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000161175 | US Government Agency Discount Notes
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000161180 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000161180 | US Government Agency Discount Notes
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000161177 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000161177 | US Government Agency Discount Notes
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000161178 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000161178 | US Government Agency Discount Notes
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000161176 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000161176 | US Government Agency Discount Notes
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000161786 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000161786 | US Government Agency Discount Notes
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000166882 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000166882 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000166882 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000166883 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000166883 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000166883 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000237844 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000237844 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000237844 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025196 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000025196 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000025196 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025201 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000025201 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000025201 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025198 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000025198 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000025198 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025199 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000025199 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000025199 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025200 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000025200 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000025200 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025197 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000025197 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000025197 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000088802 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000088802 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000088802 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000088803 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000088803 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000088803 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000088804 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000088804 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000088804 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000167141 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000167141 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000167141 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000214495 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000214495 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000214495 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000229775 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000229775 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000229775 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000229774 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000229774 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000229774 | US Government Agency Variable Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000240871 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000025309 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000025314 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000025311 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000025312 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000025313 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000025310 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000088822 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000088823 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000229777 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000229776 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000025302 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000025302 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000025307 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000025307 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000025304 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000025304 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000025305 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000025305 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000025306 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000025306 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000025303 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000025303 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000088821 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000088821 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000088819 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000088819 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000088820 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000088820 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000025203 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000025203 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000025208 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000025208 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000025205 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000025205 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000025206 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000025206 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000025207 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000025207 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000025204 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000025204 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000088805 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000088805 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000088806 | Treasury Notes/Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000088806 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000166000 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000166000 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000166000 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000166000 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166000 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166000 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166000 | Certificate of Deposit-Yankeedollar
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166000 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166000 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166000 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166001 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000166001 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000166001 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000166001 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166001 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166001 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166001 | Certificate of Deposit-Yankeedollar
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166001 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166001 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166001 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240873 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000240873 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000240873 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000240873 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240873 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000240873 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240873 | Certificate of Deposit-Yankeedollar
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240873 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240873 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240873 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161182 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000161182 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000161182 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000161182 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000161182 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000161182 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161182 | Certificate of Deposit-Yankeedollar
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161182 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161182 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161182 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172503 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000172503 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000172503 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000172503 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000172503 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000172503 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000172503 | Certificate of Deposit-Yankeedollar
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000172503 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172503 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172503 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166002 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000166002 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000166002 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000166002 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166002 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166002 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166002 | Certificate of Deposit-Yankeedollar
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166002 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166002 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166002 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172501 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000172501 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000172501 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000172501 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000172501 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000172501 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000172501 | Certificate of Deposit-Yankeedollar
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000172501 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172501 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172501 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000251956 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000251956 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000251956 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251956 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251959 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000251959 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000251959 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251959 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251958 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000251958 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000251958 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251958 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251957 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000251957 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000251957 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251957 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000251955 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000251955 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000251955 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251955 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000166884 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000166884 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000166884 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000166884 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166885 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000166885 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000166885 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000166885 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025210 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000025210 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025210 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000025210 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025212 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000025212 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025212 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000025212 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025213 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000025213 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025213 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000025213 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025211 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000025211 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025211 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000025211 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251961 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000251961 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000251961 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251961 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251964 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000251964 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000251964 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251964 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251963 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000251963 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000251963 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251963 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251962 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000251962 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000251962 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251962 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251960 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000251960 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000251960 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251960 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.20%